RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2024 and 2023:

		Year Ended December 31,
($ in thousands)	Classification	2024	2023
Operating Leases
Lessor has minority interest in MedMar	Rent expense	$288	$288
Lessor is an MVS shareholder[1]	Rent expense	98	1,187

Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$306	$306
Lessor has minority interest in MedMar	Interest expense	218	246
Lessor is an MVS shareholder[1]	Depreciation expense	8	90
Lessor is an MVS shareholder[1]	Interest expense	5	69
[1]Lessor is no longer a MVS shareholder as of March 31, 2024.

Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party leases as of December 31, 2024 and December 31, 2023:

	December 31, 2024		December 31, 2023
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in MedMar	$1,158	$1,216	$1,294	$1,345
Lessor is an MVS shareholder[1]	—	—	5,332	5,429

Finance Leases
Lessor has minority interest in MedMar	$1,423	$1,929	$1,729	$2,210
Lessor is an MVS shareholder[1]	—	—	583	502
[1]Lessor is no longer a MVS shareholder as of March 31, 2024.